SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of presentation
(a) Basis of presentation

The consolidated financial statements have been prepared and presented in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Company’s ability to generate cash flows from operations, and the Company’s ability to arrange adequate financing arrangements, to support its working capital requirements.

The Company has performed a review of its cash flow forecast for at least the twelve months following the issuance date of these financial statements. The Company expects the solar power project business to generate positive cash inflow in the forecasted period. As of December 31, 2018, the Company has certain material short-term obligations that will require material financing cash outflows, such as financing lease payments and the current portion of its long-term loans. The Company has developed a plan to continue meeting its financing arrangements, which includes refinancing loans which are set to mature within one year, entering into new bank borrowings and financing leases, repaying loans with proceeds from the sale of solar power projects, reducing investment in the purchase of property, plant and equipment, and through raising additional capital through equity offerings. In addition, the Company believes that the continuing efforts to stream-line the Company’s operations will enable the Company to control operating costs to be better aligned with its operations, market demand and projected sales levels.

Based on the above factors, management believes that adequate sources of liquidity exist to fund the Company’s working capital and capital expenditures requirements, and to meet its short term debt obligations, other liabilities and commitments as they become due for at least twelve months from the issuance date of these financial statements.

Disposal of manufacturing business and LED distribution business

On September 25, 2017 (the “Disposal Date”), the Company transferred all of the Company’s assets and liabilities related to its manufacturing business (including polysilicon, solar wafer, solar cell and solar module manufacturing) and LED distribution business to Mr. Xianshou Li, Chairman and Chief Executive Officer of the Company, through a transfer of all the share capital in ReneSola Singapore Pte. Ltd. (“ReneSola Singapore”), a wholly-owned subsidiary of ReneSola, prior to the Disposal Date.

The financial results of ReneSola Singapore, together with its subsidiaries, for the twelve months ended December 31, 2016, and the nine months ended September 30, 2017 have been classified as discontinued operations within the accompanying consolidated financial statements. As the disposal date was just prior to the end of the quarter, there were no material transactions during the five days between September 25 and September 30, 2017; therefore, the disposal transaction was measured as of September 30, 2017. Unless otherwise indicated, amounts provided in these Notes pertain to continuing operations only (see Note 3 for information on discontinued operations).

Basis of consolidation
(b) Basis of consolidation

The consolidated financial statements include the financial statements of ReneSola Ltd and its subsidiaries. All inter-company transactions, balances and unrealized profits and losses have been eliminated on consolidation.

A non-controlling interest is recognized to reflect the portion of a subsidiary’s equity which is not attributable, directly or indirectly, to the Company. Consolidated net income on the consolidated statements of operations and comprehensive income includes the net income (loss) attributable to non-controlling interests when applicable. The cumulative results of operations attributable to non-controlling interests are also recorded as non-controlling interests in the Company’s consolidated balance sheets. Cash flows related to transactions with non-controlling interests are presented under financing activities in the consolidated statements of cash flows when applicable.

Discontinued operations
(c) Discontinued operations

A component of a reporting entity or a group of components of a reporting entity that are disposed or meet the criteria to be classified as held for sale, such as the management, having the authority to approve the action, commits to a plan to sell the disposal group, is reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on the Company’s operations and financial results. Discontinued operations are reported when a component of the Company comprising operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the Company is classified as held for disposal or has been disposed of, if the component either (1) represents a strategic shift or (2) have a major impact on the Company’s financial results and operations. Examples include a disposal of a major geographical location, line of business, or other significant part of the Company or disposal of a major equity method investment. In the consolidated statement of operations, results from discontinued operations are reported separately from the income and expenses from continuing operations and prior periods are presented on a comparative basis. In order to present the financial effects of the continuing operations and discontinued operations, revenues and expenses arising from intra-group transactions are eliminated except for those revenues and expenses that are considered to continue after the disposal of the discontinued operations.

Fair value measurement
(d) Fair value measurement

The Company estimates fair value of financial assets and liabilities as the price that would be received from the sales of an asset or paid to transfer a liability (an exit price) on the measurement date in an orderly transaction between market participants.

When available, the Company measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. When observable market prices are not readily available, the Company generally estimates the fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. See Note 8, “Fair Value Measurements,” for further details.

Use of estimates
(e) Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting periods presented. Actual results could materially differ from these estimates. Significant accounting estimates are susceptible to changes with the acquisition of the information, which include revenue recognition for sales of solar power projects, inputs used to recognize revenue over time, EPC warranties, allowances for doubtful receivables, valuation of deferred tax assets, recoverability of the carrying value of long-lived assets and project assets.

Cash and cash equivalents
(f) Cash and cash equivalents

Cash and cash equivalents represent cash on hand and held with banks, including demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less when purchased.

Restricted Cash
(g) Restricted Cash

Restricted cash consists of cash and cash equivalents held by various banks to secure certain of our letters of credit and other deposits designated for the payment of amounts related to loan interests. Restricted cash also includes cash and cash equivalents held in frozen bank accounts due to judicial property preservations.

Restricted cash is classified as current based on the maturity date of the corresponding letter of credit, loan and judicial property preservations, and is recorded in prepaid expenses and other current assets.

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within our consolidated balance sheets as of December 31, 2017 and 2018 to the total of such amounts as presented in the consolidated statements of cash flows:

	At December 31,
	2017	2018
Cash and cash equivalents	$13,429,301	$6,750,178
Restricted cash	-	2,275,866
Total cash, cash equivalents, and restricted cash	$13,429,301	$9,026,044

Project assets and deferred project costs
(h) Project assets and deferred project costs

In 2012, the Company began entering into arrangements to develop commercial solar power projects (“project assets”) for sale upon their completion. Project assets consist primarily of costs relating to solar power projects in various stages of development that are capitalized prior to entering into a definitive sales agreement for the solar power project. These costs include certain acquisition costs, land costs and costs for developing and constructing a solar power project. Development costs can include legal, consulting, permitting, and other similar costs. Construction costs can include execution of field construction, installation of solar equipment, and solar modules and related equipment. Interest costs incurred on debt during the construction phase are also capitalized within project assets. The Company does not depreciate the project assets, when they are considered held for sale. Any revenue generated from a solar power project connected to the grid would be considered incidental revenue and accounted for as a reduction of the capitalized project costs for development. In addition, the Company presents all expenditures related to the development and construction of project assets as a component of cash flows from operating activities.

During the development phase, these project assets are accounted for in accordance with the recognition, initial measurement and subsequent measurement subtopics of ASC 970-360, as they are considered in substance real estate. While the solar power projects are in the development phase, they are generally classified as non-current assets, unless it is anticipated that construction will be completed and sale will occur within one year.

The Company capitalizes the costs related to solar power projects in various stages of development prior to entering into a definitive sales agreement for the solar power project and classifies these costs as project assets on the consolidated balance sheets when the criteria in ASC 360-10-45-9 are met. If not met, the Company reclassifies them to property, plant and equipment, unless the delay in the period required to complete the sale is caused by events or circumstances beyond the Company’s control.

Deferred project costs represents costs that are capitalized as deferred project assets for arrangements that are accounted for as real estate transactions after the Company has entered into a definitive sales arrangement, but before the sale is completed or before all criteria to recognize the sale as revenue is met. The Company classifies deferred project costs as noncurrent if satisfaction of all revenue recognition criteria is not expected within the next 12 months. As of December 31, 2015, the Company entered into a sale transaction for one project asset, which includes contractual provisions which may require the Company to repurchase the project asset under certain circumstances, and the revenue recognition criteria is not met until the issuance of the final acceptance certificate (“FAC”) by the customer. The repurchase provisions expired on June 30, 2017 and the FAC was received in March 2018. Deferred project costs as of December 31, 2017 were derived from this one project. Therefore, the Company has classified the project asset as current deferred project cost as of December 31, 2017. As of December 31, 2018, there are no such deferred project costs as the sales of the project were completed during the year ended December 31, 2018.

The Company reviews project assets and deferred project costs for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The Company considers a project commercially viable or recoverable if it is anticipated to be sold for a profit once it is either fully developed or fully constructed. The Company considers a partially developed or partially constructed project commercially viable or recoverable if the anticipated selling price is higher than the carrying value of the related project assets and the estimated costs to complete. The Company examines a number of factors to determine if the project will be recoverable, the most notable of which include whether there are any changes in environmental, ecological, permitting, market pricing or regulatory conditions that impact the project. Such changes could cause the costs of the project to increase or the selling price of the project to decrease. If a project is not considered recoverable, the Company impairs the respective project assets and adjusts the carrying value to the estimated recoverable amount, with the resulting impairment recorded within cost of revenue. The Company did not recognize any impairment losses on project assets for the years ended December 31, 2016, 2017 and 2018, respectively.

Contract costs
(i) Contract costs

The Company provides EPC services including engineering design, construction contracting and management, procurement of PV modules, balance-of-system components and other components. Contract costs generally include all direct costs, such as materials, direct labor, and subcontracts, and indirect costs identifiable with or allocable to the contracts.

Contract costs also include the costs related to the design, engineering, and costs of all PV modules and materials needed for the projects for the cooperation arrangements with third party to jointly construct the power projects for sale.

Contract costs are accumulated and are charged to operations as the related revenue from contracts is recognized. Refer to the note 2 (s) EPC services for the corresponding revenue streams.

Advances to suppliers and advances for purchases of property, plant and equipment
(j) Advances to suppliers and advances for purchases of property, plant and equipment

In order to secure a stable supply of construction materials, the Company makes advance payments to suppliers for raw material supplies and advances for purchases of long-lived assets which are offset against future deliveries. Advances to suppliers for purchases expected within twelve months as of each balance sheet date are recorded as advances to suppliers in current assets and those associated with purchases expected over longer periods of time are recorded in non-current advances to suppliers. As of December 31, 2017 and 2018, advances to suppliers in current assets were $379,792 and $379,568, respectively, and non-current advances to suppliers for construction materials supplies were nil. Advances for property, plant and equipment are recorded in non-current assets and were nil as of December 31, 2017 and 2018. The Company does not require collateral or other security against its advances to suppliers. As a result, the Company’s claims for such prepayments are unsecured, which exposes the Company to the suppliers’ credit risk. The Company performs ongoing credit evaluations of the financial condition of its material suppliers.

Property, plant and equipment
(k) Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation and impairment. Depreciation is computed on a straight-line basis over the following estimated useful lives:

Plant and machinery	3-5 years
Motor vehicles	4-5 years
Office equipment	3-5 years
Power stations	25 years

Estimated useful life of land is infinite and no depreciation is provided.

Construction in progress represents mainly the construction of solar power projects the Company will own and operate for electricity generation. Costs incurred in the construction are capitalized and transferred to property, plant and equipment upon completion, at which time depreciation commences.

Expenditures for repairs and maintenance are expensed as incurred. The gain or loss on disposal of property, plant and equipment, if any, is the difference between the net sales proceeds and the carrying amount of the disposed assets, and is recognized in the consolidated statement of operations upon disposal.

Assets held-for-sale
(l) Assets held-for-sale

Assets and asset disposal groups are classified as held-for-sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use. This condition is regarded as met only when management has committed to a plan of sale and the sale is highly probable, the assets are available for immediate sale in their present condition and they are expected to qualify for recognition as a completed sale within one year from the date of classification. Assets and liabilities classified as held for sale are measured at lower of their carrying amount and fair value less costs to sell.

Long-lived assets to be sold shall be classified as held for sale considering the recognition criteria in ASC 360-10-45-9 in which all of the following criteria are met:

●	Management, having the authority to approve the action, commits to a plan to sell the asset,

●	The asset is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets;

●	An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated;

●	The sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale, within one year;

●	The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and

●	Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Interest capitalization
(m) Interest capitalization

The Company capitalizes interest costs as part of the costs of constructing certain assets during the period of time required to get the assets ready for their intended use. The Company capitalizes interest to the extent that expenditures to construct an asset have occurred and interest costs have been incurred. The interest capitalized for project assets forms part of the cost of revenue when such project assets are sold and all revenue recognition criteria are met. Interest is capitalized for solar power projects that are classified as property, plant and equipment and built for the Company to own and operate for electricity generation before the projects are completed and put into operation. Interest capitalization ceases once a project is substantially complete or no longer undergoing construction activities to prepare it for its intended use.

Impairment of long-lived assets
(n) Impairment of long-lived assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable or that the useful life is shorter than originally estimated. The Company assesses recoverability of the long-lived assets by comparing the carrying amount of the assets to the estimated future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. The Company recognizes an impairment loss in the event the carrying amount exceeds the estimated future undiscounted cash flows attributable to such assets, measured as the difference between the carrying amount of the assets and the fair value of the impaired assets.

The impairment losses of long-lived assets were nil for the years ended December 31, 2016, 2017 and 2018 respectively.

Leases
(o) Leases

Leases are classified as capital or operating leases. A lease that transfers to the lessee substantially all the benefits and risks incidental to ownership is classified as a capital lease. At inception, a capital lease is recorded at the present value of minimum lease payments or the fair value of the asset, whichever is less. Assets under capital leases are amortized on a basis consistent with that of similar fixed assets or the lease term, whichever is less.

Operating lease costs are recognized on a straight-line basis over the lease term. From time to time, the Company’s subsidiaries are asked to prepay the lease costs for over one year. As of December 31, 2017, the prepaid rental fees of US$3,425,098 were recorded in other non-current assets and US$1,652,826 were recorded in prepaid expenses and other current assets. As of December 31, 2018, the prepaid rental fees of US$640,349 were recorded in other non-current assets and US$954,969 were recorded in prepaid expenses and other current assets.

For a sale-leaseback transaction, when the transaction involves real estate or integral equipment, sale-leaseback accounting shall be used by a seller-lessee only if the transaction includes all of the following a) normal leaseback; b) payment terms and provisions that adequately demonstrate the buyer-lessor’s initial and continuing investment in the property; c) payment terms and provisions that transfer all of the other risks and rewards of ownership as demonstrated by the absence of any other continuing involvement by the seller-lessee.

Equipment is determined to be integral when the cost to remove the equipment from its existing location, ship and reinstall at a new site, including any diminution in fair value, exceeds 10% of the fair value of the equipment at the time of original installation.

If a sale-leaseback of real estate qualifies for sale-leaseback accounting, an analysis is performed to determine if the Company can record a sale and remove the assets from the balance sheet and recognize the lease; and if so, to determine whether to record the lease as either an operating or capital lease.

If a sale-leaseback transaction does not qualify for sale-leaseback accounting because of any form of continuing involvement by the seller-lessee other than a normal leaseback, it is accounted for as a financing arrangement.

Deferred convertible notes issuance costs
(p) Deferred convertible notes issuance costs

Debt issuance costs are deferred and amortized using effective interest method through the earliest redemption date. The amortization, recorded in interest expense, was $32,935, nil and nil for the years ended December 31, 2016, 2017 and 2018, respectively.

Contingencies
(q) Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but the amount cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Income taxes
(r) Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net of operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. Before 2016, the component of the deferred tax assets and liabilities were individually classified as current and non-current based on the characteristics of the underlying assets and liabilities, or the expected timing of their use when they did not relate to a specific asset or liability. Deferred tax assets and liabilities are all classified as non-current in the consolidated balance sheets.

Revenue recognition
(s) Revenue recognition

Under ASC 606

Solar power project development

a) Sale of project assets constructed by a third-party EPC contractor

The Company recognizes revenue for sales of project assets constructed by a third-party engineering, procurement and construction (“EPC”) contractor over time as the Company’s performance creates an energy generation asset that is owned by the customer as it is being constructed and the customer can direct all activities related to the work in progress. Furthermore, the sale of a project asset when combined with EPC services represents a single performance obligation for the development and construction of a single generation asset. The Company recognizes revenue overtime for construction contracts which recognize revenue and gross profit as work is performed based on the relationship between actual costs incurred compared to the total estimated costs of the contract. Under this business model, the EPC services are provided by a third-party service provider. In accordance with the terms and conditions of the EPC contract, the Company has the ability to direct a third party to ensure that the EPC services to the customer are performed, therefore the Company acts as the principal in this arrangement and both the revenue and cost amounts paid to the EPC contractor are recognized on a gross basis.

b) Sale of project assets constructed by the Company’s own EPC team

Under this business model, the Company sells power projects after they have been completed or are near completion. The Company conducts the construction of the power plant and completes or nearly completes the project before it identifies a customer. When a customer is identified, the Company enters into two agreements through signing: Sale and Purchase Agreement (“SPA”) and Operations and Maintenance (“O&M”) Services Contract, which are signed on the same date. Such arrangements consist of two performance obligations: sale of solar project and O&M services.

For sale of a solar project, the Company recognizes revenue at a point in time once control of project company is transferred to customer as the Company has no remaining performance obligation once the control is transferred upon closing of the sale. For O&M services, the Company recognizes revenue over time, ratably over the service period, as this performance enhances an energy generation asset controlled by the customer.

For sales agreements that have energy generation performance guarantees covering a certain timeframe or the availability guarantee in the O&M contract, if there is an underperformance event, the Company may incur liquidated damages as a percentage of the EPC contract price or as a percentage of O&M fees. Such performance guarantees represent a form of variable consideration and are estimated at contract inception at their most likely amount and updated at the end of each reporting period as additional performance data becomes available and only to the extent that it is probable that a significant reversal of any incremental revenue will not occur.

c) Sale of project asset rights

The Company sells the project rights to customers through the disposal of project companies holding the relevant permits. For these transactions, the project companies could either own the land or lease the land under the lease term that could cover the entire power plant’s life. In these transactions, the Company is also responsible for locating the electricity end subscribers on the customer’s behalf for certain percentage of the entire contact consideration. Such arrangements consist of two performance obligations: sale of project rights and sourcing of end subscribers.

The Company recognizes revenue for sale of project rights at a point in time once control of project rights is transferred to customer as the Company has no further obligations related to the project rights. The Company recognizes revenue for sourcing of end subscribers over time as the Company has an ongoing obligation during a certain period to source end subscribers. A portion of the sales price consideration is variable on the percentage of end subscribers sourced for the project. The Company estimates the amount that most likely overcomes the constraint on variable consideration to include in the transaction price based on the historical subscription rates achieved.

EPC Services

The Company provides EPC services under the EPC contracts, under which the Company provides one distinct performance obligation – design and build the power plant on customer’s site per customer’s request.

The Company recognizes revenue for EPC services over time as the Company’s performance creates or enhances an energy generation asset controlled by the customer. In recognizing revenue overtime, the Company follows the costs incurred method and uses the actual costs incurred relative to the total estimated costs (including module costs) in order to determine the progress towards completion and calculate the corresponding amount of revenue and profit to recognize. Costs incurred include direct materials, solar modules, labor, subcontractor costs, and those indirect costs related to contract performance, such as indirect labor and supplies.

The overtime revenue recognition requires the Company to make estimates of net contract revenues and costs to complete the projects. In making such estimates, significant judgment is required to evaluate assumptions related to the amount of net contract revenues, including the impact of any performance incentives, liquidated damages, and other payments to customers. Significant judgment is also required to evaluate assumptions related to the costs to complete the projects, including materials, labor, contingencies, and other system costs.

Although the EPC contract usually clearly states a fixed unit price and the estimated total contract amount, the total contract amount is subject to variable consideration due to the difference between actual grid-connection capacity and estimated grid-connection capacity. The Company makes a reasonable estimation of grid-connection capacity, which represents a form of variable consideration. The variable consideration is estimated at the contact inception at the best estimate based on relevant experience and historical data and updated at the end of each reporting period as additional performance data becomes available and only to the extent that it is probably that a significant reversal of any revenue will not occur.

If estimated total costs on any contract are greater than the net contract revenues, the Company recognizes the entire estimated loss in the period the loss becomes known. The cumulative effect of the revisions to estimates related to net contract revenues and costs to complete contracts, including penalties, claims, change orders, performance incentives, anticipated losses, and others are recorded in the period in which the revisions to estimates are identified and the amounts can be reasonably estimated. The effect of the changes on future periods are recognized as if the revised estimates had been used since revenue was initially recognized under the contract. Such revisions could occur in any reporting period, and the effects may be material depending on the size of the contracts or the changes in estimates. For the years ended December 31, 2016, 2017 and 2018, no such revisions occurred.

The Company bills the customer based on progress billing terms in the contract. Accounts receivable from EPC services (unbilled) represents revenue that has been recognized in advance of billing the customer, which is common for long-term construction contracts. The Company typically recognizes revenue from contracts for the construction and sale of PV solar power systems over time using cost based input methods, which recognizes revenue and gross profit as work is performed based on the relationship between actual costs incurred compared to the total estimated costs of the contract. Accordingly, revenue could be recognized in advance of billing the customer, resulting in an amount recorded to “Accounts receivable from EPC services (unbilled)” as disclosed in Note 4. Once the Company has an unconditional right to consideration under a construction contract, the Company typically bills the customer accordingly and reclassifies the “Accounts receivable from EPC services (unbilled)” to “Accounts receivable from EPC services (billed).” Billing requirements vary by contract but are generally structured around the completion of certain construction milestones. Certain of the EPC contracts for PV solar power systems contain retainage provisions. Retainage represents contract costs for the portion of the contract price earned for work performed, but held for payment by the customer as a form of security until certain defined timeframe has been reached. The Company considers whether collectability of such retainage is reasonably assured in connection with our overall assessment of the collectability of amounts due or that will become due under the EPC contracts. Retainage included within “Accounts receivable from EPC services (unbilled)” is expected to be billed and collected within the next 12 months. After the Company has satisfied the EPC contract requirements and has an unconditional right to consideration, the retainage is billed and reclassified to “Accounts receivable from EPC services (billed).” Refer to Note 4 for detail breakdown of the “Accounts receivable from EPC services (unbilled)” and “Accounts receivable from EPC services (billed)” amounts.

For EPC services, the Company provides a limited assurance only warranty for the modules, materials and construction part of the power plants. Although the Company subcontracts the construction to third party developers and purchase the raw materials and modules from third party suppliers, the Company is the primary obligor for the limited warranties such as solar module product warranty for a period of five to ten years, warranties for defects in engineering design, installation, workmanship for a period of one to two years and recorded as a liability in the Consolidated Balance Sheets. Nevertheless, the Company has a legally enforceable right to recover these warranties from the subcontractor and suppliers as these parties have contracted with the Company to assume these warranty obligations, and that the Company will also record receivables in the Consolidated Balance Sheets for expected reimbursement in amounts that the Company believe are probable. The EPC warranty expenses and expected recovery amounts related to warranties are recorded net of expense in the Consolidated Statement of Operations on the basis that the amounts provided by the subcontractor and suppliers are a reimbursement of our costs. As of December 31, 2017 and 2018, the related liabilities and receivables are not material. The related expenses for the three years ended December 31, 2016, 2017 and 2018 are not material.

Electricity
 generation

revenue

The Company recognizes electricity generation revenue generated from power plants owned and operated by the Company over time as the customer receives and consumes the benefits as the Company performs. In recognizing revenue overtime, the Company follows the output method and uses the actual electricity supplied in order to determine the progress towards completion and calculate the corresponding amount of revenue and profit to recognize. The electricity generation records are reconciled with the power grid companies and the price of electricity is based on a fixed unit price according to the power purchase arrangement with the power grid companies. The Company is entitled to the feed-in tariff(s) (FIT) that the government guaranteed and subsidized electricity sale price at which solar power projects can produce green energy. The Company recognizes the FIT as part of the electricity generation revenue when the entitlement to receipt of such FIT is fulfilled.

Revenue from green certificates

The Company receives green energy certificates based on electricity generated from the power plants in a subsidiary. The Company sells these certificates to buyers who can then meet the mandatory government quota per year for green energy produced. The Company believes that these green certificates are a government incentive and the sale of green energy certificates does not fall into derivative and lease accounting scope. The Company recognizes revenue for the sale at a point in time once the control of green certificates have been transferred to the buyers according to the green certificate purchase arrangement. The consideration of selling green certificates sold is fixed as stated in the purchase arrangement.

For the years ended December 31, 2016, 2017 and 2018, revenue from green certificates were $1,708,163, $4,184,724 and $883,741, respectively, and is included in electricity generation revenue.

Value added tax (“VAT”)

Value added tax (“VAT”) at differentiated rates on invoice amount is collected on behalf of the tax authorities in respect of the different types of revenues and is not recorded as revenue. VAT paid for purchases, net of VAT collected from customers, is recorded as an asset.

Under ASC 605

Solar power project development

a) Sale of project assets

The Company recognizes revenue from the sale of project assets in accordance with ASC 360-20, Real Estate Sales. For these transactions, the Company has determined that the project assets, which represent the costs of constructing solar power projects, represent “integral” equipment and as such, the entire transaction is in substance the sale of real estate and subject to the revenue recognition guidance under ASC 360-20 Real Estate. Under the provisions of real estate accounting, the Company recognizes revenue under full accrual method when all of the following requirements are met: (a) the sales are consummated; (b) the buyer’s initial and continuing investments are adequate to demonstrate its commitment to pay; (c) the receivable is not subject to any future subordination; and (d) the Company has transferred the usual risk and rewards of ownership to the buyer. Specifically, the Company considers the following factors in determining whether the sales have been consummated: (a) the parties are bound by the terms of a contract; (b) all consideration has been exchanged; (c) permanent financing for which the seller is responsible has been arranged; and (d) all conditions precedent to closing have been performed, and the Company does not have any substantial continuing involvement with the project.

For sales agreements that have energy generation performance guarantees covering a certain timeframe, if there is an underperformance event, the Company may incur liquidated damages as a percentage of the EPC contract price. The Revenue recognized is reduced by the maximum amount of the payable liquidated damage, which amount is deferred until the end of the guarantee period.

For sales agreements that have conditional repurchase clauses if certain events occur, such as not achieving specified guaranteed performance level within a certain timeframe, the Company will defer and will not recognize revenue on such sales agreements until the conditional repurchase clauses are of no further force or effect and all other necessary revenue recognition criteria have been met.

b) Sale of project asset rights

The Company also sells the project rights to customers through the disposal of project companies holding the relevant permits. For these transactions, the project companies could either own the land or lease the land under the lease term that could cover the entire power plant’s life. For the transactions with the land owned, the Company accounts the entire transaction under the revenue recognition guidance of ASC 360-20 Real Estate. Under the provisions of real estate accounting, the Company recognizes revenue under full accrual method when all of the requirements mentioned in the sale of project assets above are met. For the transactions with the land leased, the Company recognizes revenue when the revenue is realized or realizable and earned in accordance with ASC 605-10-S99-1. In these transactions, the Company is also responsible for locating the electricity end subscribers for certain percentage of the entire contract consideration. A consideration reduction will occur if the located end subscribers don’t reach to a defined threshold per the contract terms. The portion of the revenue is not recognized until the contingency has been removed, that is when the relevant subscription agreements are effective. Costs incurred during the course of obtaining permits are capitalized and recorded in project assets before the sale of project rights is completed.

c) Jointly arrangements of power projects for sale

The Company also enters into cooperation arrangement to jointly construct power projects for sale. In the arrangement, the Company’s performance obligations generally including design, engineering, procurement of all PV modules, materials needed for the projects and locating end subscriptions, while the counterparty is the primary obligor for constructing the power projects under the joint cooperation agreement, holds the ownership of the land and power projects and sell the power projects. The Company and the counterparty each generally receive 50% of the total selling price of the power projects. The Company recognizes revenue, representing 50% of the selling price of the power projects, from this arrangement when the revenue is realized or realizable and earned in accordance with ASC 605-10-S99-1, which is normally when the power projects are sold to the external buyers, when all of the following requirements are met: (a) persuasive evidence of an arrangement exists; (b) delivery has occurred or services have been rendered; (c) the seller’s price to the buyer is fixed or determinable; and (d) collectability is reasonably assured.

EPC Services

The Company provides engineering, procurement and construction (“EPC”) services under the EPC contracts to design and build the power plant on customer’s site per customer’s request.

The Company generally recognizes revenue for EPC services over time using a percentage-of completion method as the Company’s performance creates or enhances an energy generation asset controlled by the customer per ASC 605-35. In applying the percentage-of-completion method, the Company follows the cost-to-cost method and uses the actual costs incurred relative to the total estimated costs (including module costs) in order to determine the progress towards completion and calculate the corresponding amount of revenue and profit to recognize. Costs incurred include direct materials, solar modules, labor, subcontractor costs, and those indirect costs related to contract performance, such as indirect labor and supplies. When contracts specify that title to direct materials and solar modules transfers to the customer before installation has been performed, the Company will not recognize revenue or the associated costs until those materials are installed and have met all other revenue recognition requirements.

The percentage-of-completion method of revenue recognition requires the Company to make estimates of net contract revenues and costs to complete our projects. In making such estimates, management judgments are required to evaluate significant assumptions including the amount of net contract revenues, the cost of materials and labor, subcontractor costs, the impact of potential variances in schedule completion, and the impact of any penalties, claims, change orders, or performance incentives.

If estimated total costs on any contract are greater than the net contract revenues, the Company recognizes the entire estimated loss in the period the loss becomes known. The cumulative effect of the revisions to estimates related to net contract revenues and costs to complete contracts, including penalties, claims, change orders, performance incentives, anticipated losses, and others are recorded in the period in which the revisions to estimates are identified and the amounts can be reasonably estimated. The effect of the changes on future periods are recognized as if the revised estimates had been used since revenue was initially recognized under the contract. Such revisions could occur in any reporting period, and the effects may be material depending on the size of the contracts or the changes in estimates. For the years ended December 31, 2016 and 2017, no such revisions occur.

The Company bills the customer based on progress billing terms in the contract. Accounts receivable from EPC services (unbilled) represents revenue that has been recognized in advance of billing the customer, which is common for long-term construction contracts. The Company typically recognizes revenue from contracts for the construction and sale of PV solar power systems over time using cost based input methods, which recognizes revenue and gross profit as work is performed based on the relationship between actual costs incurred compared to the total estimated costs of the contract. Accordingly, revenue could be recognized in advance of billing the customer, resulting in an amount recorded to “Accounts receivable from EPC services (unbilled)” as disclosed in Note 4. Once the Company has an unconditional right to consideration under a construction contract, the Company typically bills the customer accordingly and reclassifies the “Accounts receivable from EPC services (unbilled)” to “Accounts receivable from EPC services (billed).” Billing requirements vary by contract but are generally structured around the completion of certain construction milestones. Certain of the EPC contracts for PV solar power systems contain retainage provisions. Retainage represents contract costs for the portion of the contract price earned for work performed, but held for payment by the customer as a form of security until certain defined timeframe has been reached. The Company considers whether collectability of such retainage is reasonably assured in connection with the Company’s overall assessment of the collectability of amounts due or that will become due under the EPC contracts. Retainage included within “Accounts receivable from EPC services (unbilled)” is expected to be billed and collected within the next 12 months. After the Company has satisfied the EPC contract requirements and has an unconditional right to consideration, the retainage is billed and reclassified to “Accounts receivable from EPC services (billed).” Refer to Note 4 for detail breakdown of the “Accounts receivable from EPC services (unbilled)” and “Accounts receivable from EPC services (billed)” amounts.

For EPC services, the Company provides limited warranty for certain years for the modules, materials and construction part of the power plants. Although the Company subcontracts the construction to third party developers and purchase the raw materials and modules from third party suppliers, the Company is the primary obligor for the limited warranties such as solar module product warranty for a period of five to ten years, warranties for defects in engineering design, installation, workmanship for a period of one to two years and records a liability “Accrued EPC warranty liabilities” which is grouped under “Other current liabilities” in the Consolidated Balance Sheet and disclosed in Note 11. On another hand, the Company has a legally enforceable right to recover these warranties from the subcontractor and suppliers as these parties have contracted with the Company to assume these warranty obligations, and that the Company will also record receivables for expected reimbursement in amounts that the Company believes are probable as “EPC Warranty reimbursement receivables” which is grouped under “Prepaid expenses and other current assets” in the Consolidated Balance Sheet and disclosed in Note 5. The EPC warranty expenses and expected recovery amounts related to warranties are recorded net in expense in the Consolidated Statement of Operations on the basis that the amounts provided by the subcontractor and suppliers are a reimbursement of the Company’s costs. As of December 31, 2016 and 2017, the liabilities and receivables are not material. The related expenses for the years ended December 31, 2016 and 2017 are also not material.

Electricity generation revenue

The Company recognizes electricity generation revenue for company operated power plant when persuasive evidence of a power purchase arrangement with the power grid company exists, electricity has been generated and been transmitted to the grid and the electricity generation records are reconciled with the grid companies, the price of electricity is fixed or determinable and the collectability of the resulting receivable is reasonably assured. Note that the Company is entitled to the feed-in tariff(s) (FIT) that the government guaranteed and subsidized electricity sale price at which solar power projects can produce green energy. The Company recognizes the FIT as part of the electricity generation revenue when the entitlement to receipt of such FIT is fulfilled.

Revenue from green certificates

The Company receives green energy certificates based on electricity generated from the power plants in a subsidiary. The Company sells these certificates to buyers who can then meet the mandatory government quota per year for green energy produced. The Company believes that these green certificates are government incentive and the sale of green energy certificates does not fall into derivative and lease accounting scope. The Company recognizes revenue for the sale in accordance with ASC 605-10-S99-1 when persuasive evidence of a green certificate purchase arrangement with the buyer exists, green certificates have been delivered to the buyer, the price of total green certificates sold is fixed or determinable and the collectability of the resulting receivable is reasonably assured.

Value added tax (“VAT”)

Value added tax (“VAT”) at differentiated rates on invoice amount is collected on behalf of tax authorities in respect of the different types of revenues and is not recorded as revenue. VAT paid for purchases, net of VAT collected from customers, is recorded as an asset.

Deferred project revenue
(t) Deferred project revenue

Deferred project revenue was $20,791,918 and nil on December 31, 2017 and 2018, respectively, and mainly represented customer payments received or customer billings made under the terms of solar power project related sales contracts for which revenue recognition for real estate transactions have not yet been met. The associated solar power project related costs are included as deferred project costs. The Company classifies such amounts as current or noncurrent depending on when all revenue recognition criteria are expected to be met, consistent with the classification of the associated deferred project costs.

Other operating income (expenses)
(u) Other operating income (expenses)

Other operating income (expenses) primarily consists of discount charges of long-term receivables, compensation income and expenses, and disposal loss of projects assets.

Foreign currency
(v) Foreign currency

The functional currency of ReneSola Ltd is the United States Dollar (“U.S. dollar”). The functional currency of ReneSola’s subsidiaries in the PRC is Renminbi (“RMB”). The functional currency of the overseas subsidiaries normally is the local currency the subsidiary domiciles.

Foreign currency transactions have been translated into the functional currency at the exchange rates prevailing on the date of transactions. Foreign currency denominated monetary assets and liabilities are remeasured into the functional currency at exchange rates prevailing on the balance sheet date. Exchange gains and losses have been included in the determination of net income.

The Company has chosen the U.S. dollar as its reporting currency. Assets and liabilities have been translated using exchange rates prevailing on the balance sheet date. Income statement items have been translated using the weighted average exchange rate for the year. Translation adjustments have been reported as a component of other comprehensive income in the statement of comprehensive income.

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Company’s cash, cash equivalents and restricted cash denominated in RMB amounted to RMB19,626,332 ($3,016,508) and RMB27,969,872 ($4,068,050) on December 31, 2017 and 2018, respectively.

Fair value of financial instruments
(w) Fair value of financial instruments

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (also referred to as an exit price). The Company utilizes a hierarchy for inputs used in measuring fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs. Valuation techniques used to measure fair value shall maximize the use of observable inputs.

When available, the Company measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information the Company obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Company generally estimates the fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Company’s evaluation of those factors changes. Although the Company uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Company’s consolidated assets, liabilities, equity and net income or loss. See Note 8, “Fair Value Measurements,” for further details.

Earnings (loss) per share
(x) Earnings (loss) per share

Basic earnings (loss) per share is computed by dividing income attributable to holders of common shares by the weighted average number of common shares outstanding during the year. Diluted earnings (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares.

Share-based compensation
(y) Share-based compensation

The Company recognizes expenses for services received in exchange for awards of equity instruments based on the grant-date fair value of the award as determined by the Black-Scholes option pricing model, net of estimated forfeitures. The estimated compensation cost is recognized ratably over the period the grantee is required to provide services per the conditions of the award.

For stock option modifications, the Company measures the incremental compensation cost which should be measured as the excess, if any, of the fair value of the modified award determined over the fair value of the original award immediately before its terms are modified, which is measured based on the share price and other pertinent factors at that date.

On January 1, 2018 and April 1, 2018, the Board of Directors of the Company approved two option modifications to reduce the exercise price. Pursuant to the option agreement entered with the optionees, options totaling 3,220,000 were cancelled and options totaling 3,300,000 were granted. The cancellation and replacement of the options shall be considered as an option modification. Subject to ASC 718-20-35, total compensation cost measured at the date of a cancellation and replacement shall be the portion of the grant-date fair value of the original award for which the requisite service is expected to be rendered (or has already been rendered) at the date plus the incremental cost resulting from the cancellation and replacement. The incremental compensation cost should be recognized prospectively over the remaining service period in addition to unrecognized compensation cost for original option.

See Note 14, “Share Based Compensation”, for further details.

Comprehensive income (loss)
(z) Comprehensive income (loss)

Comprehensive income (loss) is the change in equity during a period from transactions and other events and circumstances from non-shareholder sources and included net income and foreign currency translation adjustments. As of December 31, 2017 and 2018, accumulated other comprehensive income is composed of foreign currency translation adjustments.

Treasury Stock
(aa) Treasury stock

On September 23, 2015, the Company’s Board of Directors authorized the Company to repurchase up to $20 million of its ADSs, each representing its ten ordinary shares (Note in February 2017, the Company changed the number of the Company’s shares represented by each American Depositary Share (“ADS”) from two (2) shares to ten (10) shares) in aggregate value of its outstanding ordinary shares through open market or private transactions during the twelve months period ending in September, 2016, depending on market condition.

In the year ended December 31, 2015, the Company repurchased an aggregate of 161,477 ADSs, representing 1,614,776 ordinary shares, on the open market for total cash consideration of $812,184 as treasury stock. As of December 31, 2015 the Company cancelled all the treasury stock.

In September 2016, the Company’s Board of Directors decided to extend the share repurchase program for another 12 months ending September 2017.

In the year ended December 31, 2016, the Company repurchased an aggregate of 280,429 ADSs, representing 2,804,286 ordinary shares, on the open market for total cash consideration of $1,493,352 as treasury stock.

As of December 31, 2016, the Company had cancelled 1,352,586 of the treasury stock from the 2016 repurchase and in 2017 cancelled the remaining 1,451,700 shares of the treasury stock. There was no outstanding treasury stock as of December 31, 2017 and 2018.

Concentrations of credit risk
(ab) Concentrations of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable, advances to suppliers and other receivables. The Company places its cash and cash equivalents with reputable financial institutions. The Company conducts credit evaluations of customers and generally does not require collateral or other security from its customers. The Company establishes an allowance for doubtful receivables mainly based on the age of receivables and factors surrounding the credit risk of specific customers.

Recently adopted accounting pronouncements
(ac) Recently adopted accounting pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU 2014-09, “Revenue - Revenue from Contracts with Customers,” as a new Topic, ASC 606. Further, in March 2016, the FASB issued ASU No. 2016-08, “Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net),” which clarifies the implementation guidance on principal versus agent considerations. On January 1, 2018, the Company adopted the new accounting standard ASC 606, Revenue from Contracts with Customers and all the related amendments (“new revenue standard”) to all contracts using the modified retrospective method. The new standard requires the Company to recognize revenue when a customer obtains control rather than when it has transferred substantially all risks and rewards of a good or service and requires expanded disclosures. ASC 606 superseded the real estate sales guidance under ASC 360-20.

The Company has completed a detailed review of revenue contracts representative of its business segments and its revenue streams as of the adoption date. As a result of the evaluation performed, the Company has determined that the timing and amount of revenue that it recognizes on certain contracts is affected by the adoption of the new standard. These adjustments are primarily related to the change in recognition of solar power projects development.

Under the modified retrospective method, the Company recognized the cumulative effect of initially applying the new revenue standard as an adjustment to the opening balance of retained earnings. The comparative information has not been restated and continues to be reported under the accounting standards in effect for those periods. The Company does not expect the adoption of the new revenue standard to have a material impact to its net income and material change in timing of recognition of revenue on an ongoing basis.

The cumulative effect of the changes made to its January 1, 2018 consolidated balance sheet for the adoption of ASU 2016-08, “Revenue - Revenue from Contracts with Customers” was as follows:

	Balance at	Adjustments Due to	Balance at
	December 31, 2017	ASC 606	January 1, 2018
Assets
Accounts receivable, net of allowances for doubtful accounts	$23,312,086	$7,079,477	$30,391,563
Project assets current	76,556,400	(400,642)	76,155,758
Contract costs	12,668,709	(5,808,850)	6,859,859
Liabilities and Shareholders’ Equity
Accumulated deficit	$(435,517,610)	$869,985	$(434,647,625)

There is no cumulative effect of the changes made to its December 31, 2018 consolidated balance sheet for the adoption of ASU 2016-08, “Revenue - Revenue from Contracts with Customers”.

In accordance with the new revenue standard requirements, the disclosure of the impact of adoption on its consolidated statements of operation and comprehensive income was as follows:

	Year ended December 31, 2018
	As	Balances Without	Effect of
	reported	Adoption of ASC 606	Change
Net revenue:
Solar power projects development	$48,784,766	$55,864,243	$(7,079,477)
Electricity generation revenue	29,257,928	29,257,928	-
EPC services	18,544,164	18,544,164	-
Others	319,477	319,477	-
Cost of revenue	$(68,836,588)	$(75,046,080)	$6,209,492
Gross profit	28,069,747	28,939,732	(869,985)
Income from operations	15,531,888	16,401,873	(869,985)
Net income	5,096,480	5,966,465	(869,985)
Net income attributed to ReneSola Ltd	1,759,711	2,629,696	(869,985)
Basic income attributed to ReneSola Ltd per share	0.00	0.01	(0.01)
Diluted income attributed to ReneSola Ltd per share	0.00	0.01	(0.01)

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows – Restricted Cash (Topic 230), which amends ASC 230 to add or clarify guidance on the classification and presentation of restricted cash in the statement of cash flows. The ASU is effective for annual and interim periods beginning after December 15, 2017 and the standard should be applied to each period presented using a retrospective transition method. The Company has adopted the standard in 2018 and the change in restricted cash is no longer presented as an investing activity in the consolidated statement of cash flows.

In January 2017, the FASB issued ASU 2017–01 Clarifying the Definition of a Business, which revises the definition of a business and provides guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The guidance is effective for the fiscal year, and interim periods within that fiscal year, beginning after December 15, 2017. The Company adopted the provisions of ASU 2017–01 as of January 1, 2018. There was no material impact on the Company's consolidated financial statements resulting from the adoption of this guidance.

(ad) Recently issued accounting pronouncements

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), as part of a joint project with the International Accounting Standards Board to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. To satisfy the foregoing objective, the FASB is creating Topic 842, Leases, which supersedes Topic 840. Under the new guidance, a lessee will be required to recognize right-of-use (“ROU”) assets and lease liabilities for capital and operating leases with lease terms of more than 12 months. Additionally, this ASU will require disclosures to help investors and other financial statement users better understand the amount, timing, and uncertainty of cash flows arising from leases, including qualitative and quantitative requirements. The effective date of the new standard for public companies is for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years. Early adoption is permitted. In July 2018, the FASB issued amendments in ASU 2018-11, which provide a transition election to not restate comparative periods for the effects of applying the new standard. This transition election permits entities to change the date of initial application to the beginning of the earliest comparative period presented, or retrospectively at the beginning of the period of adoption through a cumulative-effect adjustment. The Company will adopt Topic 842 effective January 1, 2019 and has elected to apply the standard retrospectively at the beginning of the period of adoption through a cumulative-effect adjustment. The Company anticipates that the adoption of Topic 842 will have a material impact on the Company’s consolidated balance sheets, but will not have a material impact on its consolidated statements of operations nor to cash from or used in operating, financing, or investing on the Company’s consolidated cash flow statements. Based on the Company's current portfolio of leases, approximately
$30 to $40 million of ROU assets and $30 to $40
million lease liabilities would be recognized on its balance sheet on January 1, 2019.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326), to provide financial statement users with more useful information about expected credit losses. ASU 2016-13 also changes how entities measure credit losses on financial instruments and the timing of when such losses are recorded. ASU 2016-13 is effective for fiscal years and interim periods within those years beginning after December 15, 2019, and early adoption is permitted for periods beginning after December 15, 2018. We are currently evaluating the impact ASU 2016-13 will have on our consolidated financial statements and associated disclosures.

In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging (Topic 815) – Targeted Improvements to Accounting for Hedging Activities, to simplify certain aspects of hedge accounting for both non-financial and financial risks and better align the recognition and measurement of hedge results with an entity’s risk management activities. ASU 2017-12 also amends certain presentation and disclosure requirements for hedging activities and changes how an entity assesses hedge effectiveness. ASU 2017-12 is effective for fiscal years and interim periods within those years beginning after December 15, 2018, and early adoption is permitted. We are currently evaluating the impact ASU 2017-12 will have on our consolidated financial statements and associated disclosures.

In February 2018, the FASB issued ASU 2018-02, Income Statement – Reporting Comprehensive Income (Topic 220) – Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, to allow entities to reclassify the income tax effects resulting from the Tax Cuts and Jobs Act (the “Act”) on items within accumulated other comprehensive income to retained earnings. ASU 2018-02 is effective for fiscal years and interim periods within those years beginning after December 15, 2018, and early adoption is permitted. We are currently evaluating the impact ASU 2018-02 will have on our consolidated financial statements and associated disclosures.

In June 2018, the FASB issued ASU 2018-07 Compensation-Stock Compensation (Topic 718), to simplify the accounting for share–based payments granted to nonemployees by aligning the accounting with the requirements for employee share–based compensation. ASU 2018-07 is effective for the Company beginning in fiscal 2019, including interim periods within that fiscal year. Early adoption is permitted but no earlier than a company's adoption of ASC 606. We do not expect the adoption of ASU 2018-07 to have a significant impact on our consolidated financial statements and associated disclosures.

In August 2018, the FASB issued ASU 2018-13 Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 removes the requirement to disclose: the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy; the policy for timing of transfers between levels; and the valuation processes for Level 3 fair value measurements. ASU 2018-13 requires disclosure of changes in unrealized gains and losses for the period included in other comprehensive income (loss) for recurring Level 3 fair value measurements held at the end of the reporting period and the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. We are currently evaluating ASU 2018-13 to determine the impact it will have on our disclosures.